Financial risk management objectives and policies - Summary of Currency Risk (Details) - Currency risk - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
US dollar
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on income statement Gain/(loss)	£ (82)	£ 41
Impact on equity Gain/(loss)	93	18
Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on income statement Gain/(loss)	105	186
Impact on equity Gain/(loss)	£ 0	£ 0